Inventories (Tables)	9 Months Ended
Sep. 30, 2025
Inventories
Schedule of inventories

Inventories

in € K

	September 30,	December 31,
	2025	2024

Finished goods	1,243,843	1,182,034
Healthcare supplies	359,741	417,475
Raw materials and purchased components	327,622	344,311
Work in process	155,284	124,102
Inventories	2,086,490	2,067,922